Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2015
Investments All Other Investments [Abstract]
Notional Amounts of Derivatives

The notional amounts of these derivatives as of December 31, 2015 were as follows:

$ in millions
Forward exchange and options for conversion of:
Euros into Dollars	16.6
Japanese Yen into Dollars	63.7
Dollars into NIS	17.9
Korean Won into Dollars	18.2
Chinese Yuan into Dollars	15.6
Taiwan Dollars into Dollars	20.5
Dollars into British Pounds	90.5

Activity in Accumulated Other Comprehensive Income (Loss)

The following table summarizes activity in accumulated other comprehensive income (loss) related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Balance at beginning of year	(1,928)	409	628
Unrealized gains (losses) from derivatives	(4,155)	(2,364)	2,050
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(249)	(1,917)	(809)
included in various statements of operations items	4,969	1,667	(1,519)
Tax effect	(115)	277	59
Balance at end of year	(1,477)	(1,928)	409

Company's Assets and Liabilities Measured on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2015 and 2014, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 1	Level 2	Total
December 31, 2015:
Assets:
Marketable securities	6,046	—	6,046
Derivative assets not designated as hedging instruments	—	288	288
Liabilities -
Derivative liabilities designated as hedging instruments	—	1,486	1,486
Derivative liabilities not designated as hedging instruments	—	457	457
December 31, 2014:
Assets:
Marketable securities	5,890		5,890
Derivative assets not designated as hedging instruments		1,665	1,665
Liabilities -
Derivative liabilities designated as hedging instruments		1,891	1,891
Derivative liabilities not designated as hedging instrument		218	218